Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000023146 | Cash & Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023146 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023146 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023146 | B
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000023146 | BB
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000023146 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000023146 | A
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000023146 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	90.10%
C000023146 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	4.00%
C000023146 | Senior Loan
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023146 | Common Stock
Holdings [Line Items]
Percent of Total Investments	0.10%
C000023146 | Sovereign Bond
Holdings [Line Items]
Percent of Total Investments	0.00%
C000023146 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023147 | Cash & Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000023147 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000023147 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023147 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023147 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023147 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000023147 | A
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000023147 | AA
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000023147 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000023147 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	8.90%
C000023147 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	16.10%
C000023147 | Sovereign Bond
Holdings [Line Items]
Percent of Total Investments	27.40%
C000023147 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	9.40%
C000023147 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	30.50%
C000023147 | U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	7.50%
C000023147 | Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	0.10%
C000023147 | Purchased Option
Holdings [Line Items]
Percent of Total Investments	0.10%
C000164313 | Cash & Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000164313 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164313 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164313 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164313 | BBB
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000164313 | A
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000164313 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000164313 | AAA
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000164313 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	44.50%
C000164313 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	21.80%
C000164313 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	8.60%
C000164313 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	2.40%
C000164313 | U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	6.30%
C000164313 | Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	16.40%
C000023137 | 594918104
Holdings [Line Items]
Percent of Total Investments	5.80%
C000023137 | 037833100
Holdings [Line Items]
Percent of Total Investments	4.40%
C000023137 | 67066G104
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023137 | 023135106
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023137 | 30303M102
Holdings [Line Items]
Percent of Total Investments	1.90%
C000023137 | 02079K305
Holdings [Line Items]
Percent of Total Investments	1.70%
C000023137 | 02079K107
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023137 | 46625H100
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023137 | 92826C839
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023137 | 084670702
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023137 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.90%
C000023137 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023137 | Materials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023137 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023137 | Energy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023137 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023137 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.40%
C000023137 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.00%
C000023137 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000023137 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.50%
C000023137 | Financials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000023137 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.80%
C000023141 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023141 | 04351P101
Holdings [Line Items]
Percent of Total Investments	0.80%
C000023141 | 226718104
Holdings [Line Items]
Percent of Total Investments	0.70%
C000023141 | 199908104
Holdings [Line Items]
Percent of Total Investments	0.70%
C000023141 | 05368V106
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023141 | 758750103
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023141 | 171779309
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023141 | 147448104
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023141 | 45073V108
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023141 | 85254J102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023141 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.80%
C000023141 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023141 | Materials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023141 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023141 | Energy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023141 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023141 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023141 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.40%
C000023141 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.70%
C000023141 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000023141 | Financials
Holdings [Line Items]
Percent of Total Investments	14.80%
C000023141 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.30%
C000023138 | Cash & Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023138 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000023138 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023138 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023138 | A
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000023138 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000023138 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000023138 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023138 | Municipal Bond
Holdings [Line Items]
Percent of Total Investments	96.70%
C000164312 | Cash & Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164312 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164312 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164312 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164312 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000164312 | A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164312 | AA
Holdings [Line Items]
Percent of Net Asset Value	126.20%
C000164312 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000164312 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	0.10%
C000164312 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	8.80%
C000164312 | Sovereign Bond
Holdings [Line Items]
Percent of Total Investments	3.30%
C000164312 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	0.40%
C000164312 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	9.60%
C000164312 | U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	77.80%
C000023145 | Cash & Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000023145 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000023145 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023145 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023145 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023145 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000023145 | A
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000023145 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000023145 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023145 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	29.70%
C000023145 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	11.30%
C000023145 | Senior Loan
Holdings [Line Items]
Percent of Total Investments	0.70%
C000023145 | Common Stock
Holdings [Line Items]
Percent of Total Investments	0.00%
C000023145 | Sovereign Bond
Holdings [Line Items]
Percent of Total Investments	3.80%
C000023145 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	5.60%
C000023145 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	27.10%
C000023145 | U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	20.80%
C000023145 | Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	0.80%
C000023145 | Purchased Option
Holdings [Line Items]
Percent of Total Investments	0.00%
C000023145 | Municipal Bond
Holdings [Line Items]
Percent of Total Investments	0.20%
C000023143 | BP6KMJ1
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023143 | 7110388
Holdings [Line Items]
Percent of Total Investments	1.80%
C000023143 | 4846288
Holdings [Line Items]
Percent of Total Investments	1.80%
C000023143 | B929F46
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023143 | 0989529
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023143 | BP6MXT4
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023143 | B63H849
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023143 | 6771720
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023143 | SWEEPUSDTOKYO
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023143 | BN7SWP6
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023143 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023143 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Total Investments	15.60%
C000023143 | Spain
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023143 | Italy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023143 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023143 | Australia
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023143 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023143 | Germany
Holdings [Line Items]
Percent of Total Investments	8.40%
C000023143 | Switzerland
Holdings [Line Items]
Percent of Total Investments	8.60%
C000023143 | France
Holdings [Line Items]
Percent of Total Investments	11.50%
C000023143 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	16.90%
C000023143 | Japan
Holdings [Line Items]
Percent of Total Investments	19.40%
C000196891 | 72201U646
Holdings [Line Items]
Percent of Total Investments	12.40%
C000196891 | 09260C307
Holdings [Line Items]
Percent of Total Investments	11.40%
C000196891 | 05587N794
Holdings [Line Items]
Percent of Total Investments	7.10%
C000196891 | 47803N513
Holdings [Line Items]
Percent of Total Investments	6.30%
C000196891 | 091936526
Holdings [Line Items]
Percent of Total Investments	6.20%
C000196891 | 64128R608
Holdings [Line Items]
Percent of Total Investments	6.10%
C000196891 | 024525677
Holdings [Line Items]
Percent of Total Investments	5.50%
C000196891 | 72201W394
Holdings [Line Items]
Percent of Total Investments	5.10%
C000196891 | 09250J734
Holdings [Line Items]
Percent of Total Investments	5.10%
C000196891 | 128119880
Holdings [Line Items]
Percent of Total Investments	5.10%
C000196891 | Open End Mutual Fund Security
Holdings [Line Items]
Percent of Total Investments	100.00%
C000023144 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023144 | 6771720
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023144 | 6889106
Holdings [Line Items]
Percent of Total Investments	5.50%
C000023144 | BMMV2K8
Holdings [Line Items]
Percent of Total Investments	4.00%
C000023144 | 874039100
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023144 | 6099626
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023144 | 6450267
Holdings [Line Items]
Percent of Total Investments	1.90%
C000023144 | 58733R102
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023144 | 40415F101
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023144 | BK6YZP5
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023144 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023144 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Total Investments	13.60%
C000023144 | Uruguay
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023144 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023144 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023144 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023144 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023144 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.70%
C000023144 | South Korea
Holdings [Line Items]
Percent of Total Investments	11.80%
C000023144 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.50%
C000023144 | India
Holdings [Line Items]
Percent of Total Investments	18.00%
C000023144 | China
Holdings [Line Items]
Percent of Total Investments	20.70%